Note 9 - Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2018	Jun. 30, 2017
Income taxes computed at the statutory rate on pretax income					$ 1,303	$ 1,236
Tax exempt income					(408)	(498)
Cash surrender value income					(75)	(83)
Tax credit					(27)	(25)
Change in corporate tax rate					348
Other					8	11
Total income tax expense	$ 150	$ 175	$ 836	$ 910	$ 1,149	$ 641